Investment in an Associate (Tables)	12 Months Ended
Mar. 31, 2025
Investment in an Associate [Abstract]
Schedule of Reconciliation of Financial Information Presented to Carrying Amount

The Company’s investment in an associate is summarized below:

	As of March 31,
	2025	2024
	$’000	$’000
Beginning balance	254	-
Cost of acquisition	-	257
Share of results of an associate	(54)	(3)
Loss of disposal of an associate	(100)	-
Consideration received	(50)	-
Consideration receivables transferred to other receivables	(50)	-
Ending balance	-	254

Schedule of Financial Information

The following table illustrates the summarized financial information of the Company’s associate as of March 31, 2024 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associate, if any.

As of March 31, 2024
$’000
Current assets	376
Non-current assets	1
Current liabilities	(61)
Net assets of the associate	316

Revenue	92
Loss for the year	(167)

Schedule of Reconciliation of Financial Information Presented to Carrying Amount

Reconciliation of the summarized financial information presented to the carrying amount of the Company’s investment in the associate as of March 31, 2025 and 2024 is as follows:

Investment in an associate
$’000
Net assets	316

Group’s equity interest	24.9%
Group’s share of net assets	79
Goodwill	175
Company value as of March 31, 2024	254
Disposal	(254)
Carrying value as of March 31, 2025	-